Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 11,236	$ 11,137
Acquisitions	9	98
Dispositions	(16)	(20)
Currency translations	73	21
Ending balance	11,302	11,236
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,555	2,528
Acquisitions	2	27
Ending balance	2,557	2,555
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,727	1,729
Dispositions	(16)
Currency translations	8	(2)
Ending balance	1,719	1,727
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	579	579
Acquisitions	6
Currency translations	2
Ending balance	587	579
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,985	1,986
Dispositions		(20)
Currency translations	16	19
Ending balance	2,001	1,985
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,943	2,870
Acquisitions	1	71
Currency translations	34	2
Ending balance	2,978	2,943
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	120	118
Currency translations	1	2
Ending balance	121	120
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Investor & Treasury Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	148	148
Currency translations	1
Ending balance	149	148
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,067	1,067
Currency translations	11
Ending balance	$ 1,078	$ 1,067